UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

Thrivent Financial Securities Lending Trust

Schedule of Investments

As of January 31, 2007
(unaudited)

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)
Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (4.0%)
$10,000,000	Charta, LLC	5.310%	2/6/2007	$9,992,625
25,000,000	Charta, LLC	5.260	2/22/2007	24,923,292
25,000,000	Charta, LLC	5.290	2/23/2007	24,919,181
29,257,000	Charta, LLC	5.265	3/7/2007	29,111,520
29,063,175	General Electric Equipment Midticket, LLC	5.301	12/15/2007	29,063,175
30,000,000	GOVCO, Inc.	5.260	2/28/2007	29,881,650
30,000,000	GOVCO, Inc.	5.260	3/6/2007	29,855,350

	Total Asset-Backed Commercial Paper			177,746,793

Banking — Domestic (4.1%)
20,080,000	Bank of Ireland	5.320	3/27/2007	20,080,000
18,295,000	Blue Spice, LLC	5.300	2/1/2007	18,295,000
19,095,000	BNP Paribas Finance, Inc.	5.290	2/12/2007	19,064,135
17,380,000	BNP Paribas Finance, Inc.	5.290	2/13/2007	17,349,353
4,950,000	MLTC Funding, Inc.	5.270	2/23/2007	4,934,058
31,351,000	River Fuel Company No. 2, Inc.	5.260	3/21/2007	31,131,125
2,015,000	River Fuel Funding Company No. 3	5.260	3/21/2007	2,000,868
33,869,000	Society of New York Hospital Fund	5.270	2/2/2007	33,864,042
4,100,000	Stadshypotek Delaware, Inc.	5.280	2/2/2007	4,099,399
30,000,000	Stadshypotek Delaware, Inc.	5.300	2/5/2007	29,982,333

	Total Banking — Domestic			180,800,313

Banking — Foreign (1.1%)
5,200,000	Bank of Ireland	5.260	2/22/2007	5,184,045
20,000,000	Depfa Bank plc	5.240	2/28/2007	19,921,400
23,800,000	HBOS Treasury Services plc	5.280	2/12/2007	23,761,602

	Total Banking — Foreign			48,867,047

Brokerage (1.3%)
7,000,000	Citigroup Funding, Inc.	5.300	2/14/2007	6,986,603
25,000,000	Citigroup Funding, Inc.	5.250	2/27/2007	24,905,208
25,000,000	Citigroup Funding, Inc.	5.250	2/28/2007	24,901,562

	Total Brokerage			56,793,373

Consumer Cyclical (7.4%)
15,500,000	American Honda Finance Corporation ±	5.250	2/22/2007	15,452,531
15,000,000	Golden Funding Corporation	5.270	2/5/2007	14,991,217
22,000,000	Golden Funding Corporation	5.270	2/13/2007	21,961,353
9,901,000	Golden Funding Corporation	5.280	3/19/2007	9,834,201
12,000,000	Golden Funding Corporation	5.270	3/29/2007	11,901,627
4,047,000	Harley-Davidson Funding Corporation	5.270	2/7/2007	4,043,445
4,700,000	Harley-Davidson Funding Corporation	5.250	2/14/2007	4,691,090
13,500,000	Harley-Davidson Funding Corporation	5.250	3/21/2007	13,405,500
31,000,000	Toyota Motor Credit Corporation	5.260	2/14/2007	30,944,353
3,100,000	Toyota Motor Credit Corporation	5.250	2/20/2007	3,091,410
25,000,000	Toyota Motor Credit Corporation	5.250	2/21/2007	24,927,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value

Consumer Cyclical — continued
$25,000,000	Toyota Motor Credit Corporation	5.250%	2/22/2007	$24,923,437
30,000,000	Toyota Motor Credit Corporation	5.250	3/15/2007	29,816,250
30,000,000	Toyota Motor Credit Corporation	5.250	3/16/2007	29,811,875
87,692,000	Wal-Mart Funding Corporation	5.260	2/27/2007	87,358,868

	Total Consumer Cyclical			327,154,240

Consumer Non-Cyclical (0.8%)
17,000,000	Catholic Health Initiatives	5.360	2/14/2007	17,000,000
20,000,000	Louis Dreyfus Corporation	5.290	2/6/2007	19,985,306

	Total Consumer Non-Cyclical			36,985,306

Education (0.7%)
29,700,000	Northwestern University	5.300	2/9/2007	29,665,019

	Total Education			29,665,019

Finance (44.1%)
19,200,000	Amsterdam Funding Corporation	5.270	2/7/2007	19,185,545
9,000,000	Amsterdam Funding Corporation	5.270	2/8/2007	8,990,778
25,000,000	Amsterdam Funding Corporation ±	5.260	2/21/2007	24,926,944
25,000,000	Aspen Funding Corporation	5.270	2/20/2007	24,930,465
25,000,000	Aspen Funding Corporation	5.260	2/26/2007	24,908,681
30,000,000	Barton Capital Corporation	5.280	2/14/2007	29,942,800
25,000,000	Barton Capital Corporation	5.280	2/20/2007	24,930,333
15,662,000	Barton Capital Corporation	5.260	3/23/2007	15,547,580
3,918,000	Bryant Park Funding, LLC	5.260	2/15/2007	3,909,985
15,000,000	Bryant Park Funding, LLC	5.270	2/27/2007	14,942,908
20,137,000	Bryant Park Funding, LLC	5.260	3/12/2007	20,022,253
9,527,000	Chariot Funding, LLC	5.310	2/1/2007	9,527,000
22,841,000	Chariot Funding, LLC	5.260	2/20/2007	22,777,591
30,000,000	Chariot Funding, LLC	5.260	2/21/2007	29,912,333
20,890,000	Chariot Funding, LLC	5.260	2/23/2007	20,822,850
11,000,000	Chariot Funding, LLC	5.270	2/28/2007	10,956,523
5,450,000	Ciesco, LLC	5.280	2/15/2007	5,438,809
19,000,000	Corporate Asset Finance Company, LLC	5.270	3/19/2007	18,872,056
30,000,000	Corporate Asset Finance Company, LLC	5.270	3/22/2007	29,784,808
30,000,000	Corporate Receivables Corporation Funding, LLC	5.280	2/12/2007	29,951,600
30,000,000	Corporate Receivables Corporation Funding, LLC	5.260	2/23/2007	29,903,567
30,000,000	Corporate Receivables Corporation Funding, LLC	5.270	3/16/2007	29,811,158
30,000,000	Corporate Receivables Corporation Funding, LLC	5.260	3/22/2007	29,785,217
12,295,000	Fountain Square Commercial Funding Corporation	5.260	2/5/2007	12,287,814
25,000,000	Fountain Square Commercial Funding Corporation	5.300	2/21/2007	24,926,389
27,000,000	Galaxy Funding, Inc.	5.250	2/27/2007	26,897,625
30,000,000	Galaxy Funding, Inc.	5.260	3/22/2007	29,785,217
30,000,000	Galaxy Funding, Inc.	5.260	3/23/2007	29,780,833
5,000,000	General Electric Capital Corporation	5.250	3/14/2007	4,970,104
25,000,000	Grampian Funding, LLC	5.235	3/1/2007	24,898,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value

Finance — continued
$16,100,000	Greyhawk Funding, LLC	5.260%	2/13/2007	$16,071,771
25,700,000	Greyhawk Funding, LLC	5.270	3/5/2007	25,579,610
6,200,000	ING US Funding, LLC	5.260	3/7/2007	6,169,200
26,933,000	Jupiter Securitization Company, LLC	5.280	2/20/2007	26,857,947
30,000,000	Kitty Hawk Funding Corporation	5.270	2/20/2007	29,916,558
30,000,000	Kitty Hawk Funding Corporation	5.270	2/28/2007	29,881,425
30,000,000	Liberty Harbour CDO, Inc. §	5.290	3/7/2007	29,854,525
30,000,000	Nieuw Amsterdam Receivables Corporation	5.260	2/20/2007	29,916,717
30,000,000	Nieuw Amsterdam Receivables Corporation	5.270	2/26/2007	29,890,208
2,683,000	North Sea Funding, LLC	5.280	2/20/2007	2,675,523
29,000,000	North Sea Funding, LLC	5.280	2/26/2007	28,893,667
14,900,000	North Sea Funding, LLC	5.280	2/28/2007	14,840,996
9,270,000	North Sea Funding, LLC	5.300	3/20/2007	9,205,857
21,022,000	Old Line Funding, LLC	5.280	2/7/2007	21,003,501
11,374,000	Old Line Funding, LLC	5.300	2/9/2007	11,360,604
13,000,000	Old Line Funding, LLC	5.280	2/15/2007	12,973,307
21,993,000	Old Line Funding, LLC	5.260	3/15/2007	21,858,036
25,200,000	Paradigm Funding, LLC	5.270	2/22/2007	25,122,531
500,000	Park Avenue Receivables Corporation	5.270	2/7/2007	499,561
26,718,000	Park Avenue Receivables Corporation	5.260	2/27/2007	26,616,501
16,960,000	Private Export Funding Corporation	5.230	3/14/2007	16,858,980
30,000,000	Proctor & Gamble Company	5.280	2/9/2007	29,964,800
30,000,000	Proctor & Gamble Company	5.260	2/13/2007	29,947,400
15,000,000	Proctor & Gamble Company	5.260	2/16/2007	14,967,125
25,000,000	Proctor & Gamble Company	5.260	2/20/2007	24,930,597
25,000,000	Proctor & Gamble Company	5.260	2/23/2007	24,919,639
30,000,000	Ranger Funding Company	5.300	2/14/2007	29,942,583
30,000,000	Ranger Funding Company	5.265	3/5/2007	29,859,600
25,000,000	Ranger Funding Company	5.270	3/14/2007	24,849,951
30,000,000	Ranger Funding Company	5.260	3/22/2007	29,785,217
15,000,000	Sheffield Receivables Corporation	5.280	2/8/2007	14,984,600
25,000,000	Sheffield Receivables Corporation	5.260	2/15/2007	24,948,861
29,670,000	Sheffield Receivables Corporation	5.270	2/28/2007	29,552,729
30,000,000	Sheffield Receivables Corporation	5.270	3/2/2007	29,872,642
30,000,000	Solitaire Funding, LLC	5.280	2/1/2007	30,000,000
30,000,000	Solitaire Funding, LLC	5.270	2/22/2007	29,907,775
30,000,000	Surrey Funding Corporation	5.270	3/1/2007	29,877,033
4,000,000	Surrey Funding Corporation	5.260	3/20/2007	3,972,531
3,808,000	Thames Asset Global Securitization, Inc.	5.270	2/12/2007	3,801,868
48,016,000	Thames Asset Global Securitization, Inc.	5.270	2/15/2007	47,917,595
29,364,000	Thames Asset Global Securitization, Inc.	5.270	2/21/2007	29,278,029
30,000,000	Three Pillars Funding Corporation	5.270	2/26/2007	29,890,208
30,000,000	Three Pillars Funding Corporation	5.270	2/28/2007	29,881,425
49,113,000	Thunder Bay Funding, Inc.	5.276	2/7/2007	49,069,812
33,000,000	Thunder Bay Funding, Inc.	5.272	2/15/2007	32,932,341
30,000,000	Thunder Bay Funding, Inc.	5.260	3/13/2007	29,824,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (65.4%)	Rate (+)	Date	Value

Finance — continued
$20,000,000	Thunder Bay Funding, Inc.	5.270%	3/21/2007	$19,859,467
30,000,000	Tulip Funding Corporation	5.270	2/28/2007	29,881,425
8,500,000	Windmill Funding Corporation	5.330	2/1/2007	8,500,000
22,000,000	Windmill Funding Corporation	5.260	2/27/2007	21,916,424
26,142,000	Windmill Funding Corporation	5.260	2/28/2007	26,038,870
12,453,000	Yorktown Capital, LLC	5.280	2/15/2007	12,427,430
6,945,000	Yorktown Capital, LLC	5.280	2/21/2007	6,924,628
30,000,000	Yorktown Capital, LLC	5.290	2/22/2007	29,907,425
30,000,000	Yorktown Capital, LLC	5.290	2/26/2007	29,889,792
30,000,000	Yorktown Capital, LLC	5.260	3/12/2007	29,829,050

	Total Finance			1,949,428,538

Insurance (1.9%)
30,000,000	Aquinas Funding, LLC	5.270	2/26/2007	29,890,208
25,000,000	ING US Funding, LLC	5.260	2/16/2007	24,945,208
30,000,000	Swiss RE Financial Products Company	5.260	2/5/2007	29,982,467

	Total Insurance			84,817,883

	Total Commercial Paper			2,892,258,512

Shares or
Principal		Interest	Maturity
Amount	Other (4.3%)	Rate (+)	Date	Value

Euro Time Deposits (4.3%)
$89,045,000	ABN AMRO Bank Cayman Islands	5.260%	2/1/2007	$89,045,000
100,000,000	Societe Generale NA	5.290	2/1/2007	100,000,000

	Total Euro Time Deposits			189,045,000

Mutual Funds (<0.1%)
555,000	Barclays Prime Money Market Fund	5.250	N/A	555,000
65,000	Morgan Stanley Institutional Liquidity Fund	5.260	N/A	65,000
48,663	Primary Fund Institutional Class	5.250	N/A	48,663

	Total Mutual Funds			668,663

	Total Other			189,713,663

Principal		Interest	Maturity
Amount	Public Corporate (0.1%)	Rate (+)	Date	Value

$5,000,000	Toyota Financial Services de Puerto Rico, Inc.	5.110%	3/30/2007	$5,000,000

	Total Public Corporate			5,000,000

Principal		Interest	Maturity
Amount	U.S. Government (0.1%)	Rate (+)	Date	Value

$2,370,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$2,370,000

	Total U.S. Government			2,370,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.1%) †	Rate (+)	Date	Value

Banking — Domestic (11.7%)
$25,000,000	Bank of America Corporation	5.315%	2/15/2007	$25,000,000
30,000,000	Bank of America NA	5.320	3/20/2007	30,000,000
30,000,000	Bank of America NA	5.310	4/24/2007	30,000,000
25,000,000	Bank of New York Company, Inc.	5.310	2/12/2007	24,999,968
30,000,000	Banque Nationale de Paris/NY	5.262	2/5/2007	29,994,914
35,000,000	Cooperatieve Centrale Raiffeisen Boerenleen Bank	5.334	2/15/2007	35,000,000
50,000,000	Fifth Third Bancorp	5.320	2/23/2007	50,000,000
37,920,000	HSBC USA, Inc.	5.320	2/15/2007	37,920,000
34,000,000	Royal Bank of Canada NY	5.296	2/1/2007	34,000,000
30,000,000	Royal Bank of Scotland plc NY	5.260	2/14/2007	29,994,816
27,215,000	Suntrust Bank	5.290	2/28/2007	27,215,976
35,000,000	Svenska Handelsbanken AB	5.290	2/21/2007	35,000,000
25,000,000	US Bank NA	5.255	2/8/2007	24,992,976
45,000,000	US Bank NA	5.290	2/28/2007	45,001,936
7,800,000	US Bank NA	5.390	4/2/2007	7,803,032
20,070,000	Wachovia Corporation	5.410	2/22/2007	20,082,562
30,000,000	Wells Fargo & Company	5.426	3/23/2007	30,004,369

	Total Banking — Domestic			517,010,549

Banking — Foreign (4.1%)
12,500,000	Bank of Ireland	5.300	2/20/2007	12,500,000
21,960,000	Bank of Ireland	5.320	2/20/2007	21,960,000
25,000,000	BNP Paribas SA	5.310	2/26/2007	25,000,000
25,000,000	DNB NOR ASA	5.310	2/26/2007	25,000,000
30,000,000	HBOS Treasury Services plc	5.290	2/7/2007	30,000,000
40,000,000	Royal Bank of Scotland plc	5.310	2/21/2007	40,003,406
25,000,000	Societe Generale NA	5.316	2/2/2007	25,000,000

	Total Banking — Foreign			179,463,406

Brokerage (4.9%)
15,750,000	Lehman Brothers Holdings, Inc.	5.385	2/20/2007	15,756,960
7,225,000	Lehman Brothers Holdings, Inc.	5.370	2/28/2007	7,226,946
15,000,000	Merrill Lynch & Company, Inc.	5.363	2/1/2007	15,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.443	2/1/2007	25,007,368
20,000,000	Merrill Lynch & Company, Inc.	5.570	2/12/2007	20,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.360	2/15/2007	25,006,391
25,000,000	Merrill Lynch & Company, Inc.	5.300	2/26/2007	25,000,000
25,000,000	Morgan Stanley	5.300	2/1/2007	25,000,000
30,000,000	Morgan Stanley	5.363	2/1/2007	30,000,000
30,000,000	Morgan Stanley	5.485	4/27/2007	30,023,881

	Total Brokerage			218,021,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.1%) †	Rate (+)	Date	Value

Consumer Cyclical (3.3%)
$10,000,000	American Honda Finance Corporation	5.405%	2/8/2007	$10,002,754
6,850,000	American Honda Finance Corporation	5.390	2/23/2007	6,851,920
50,000,000	American Honda Finance Corporation	5.285	2/28/2007	50,000,000
25,000,000	American Honda Finance Corporation	5.460	4/13/2007	25,008,524
10,000,000	American Honda Finance Corporation	5.390	4/23/2007	10,003,166
25,000,000	Toyota Motor Credit Corporation	5.270	2/21/2007	25,000,516
18,800,000	Wal-Mart Stores, Inc.	5.260	3/28/2007	18,799,163

	Total Consumer Cyclical			145,666,043

Finance (2.5%)
15,000,000	Allstate Life Global Funding Trusts	5.290	2/12/2007	15,000,000
40,000,000	General Electric Capital Corporation	5.445	2/9/2007	40,003,367
25,000,000	General Electric Capital Corporation	5.280	2/26/2007	25,000,000
10,000,000	HSBC Finance Corporation	5.414	2/12/2007	10,002,647
20,000,000	Union Hamilton Special Funding, LLC	5.365	3/21/2007	20,000,000

	Total Finance			110,006,014

Insurance (2.6%)
50,000,000	ING Verzekeringen NV	5.291	2/5/2007	50,000,000
25,000,000	MBIA Global Funding, LLC	5.280	2/21/2007	24,997,500
25,000,000	MBIA Global Funding, LLC	5.275	2/26/2007	24,999,656
15,000,000	MBIA Global Funding, LLC	5.400	2/27/2007	15,009,381

	Total Insurance			115,006,537

U.S. Municipal (2.0%)
11,175,000	BRCH Corporation	5.360	2/7/2007	11,175,000
15,000,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.360	2/1/2007	15,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing
	Series PG Class B Revenue Bonds	5.300	2/7/2007	19,200,000
45,000,000	Texas State Public Finance Authority Revenue Bonds	5.350	2/1/2007	45,000,000

	Total U.S. Municipal			90,375,000

	Total Variable Rate Notes			1,375,549,095

	Total Investments (at amortized cost) 101.0%			$4,464,891,270

	Other Assets and Liabilities, Net (1.0%)			(42,532,901)

	Total Net Assets 100.0%			$4,422,358,369

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Cost for federal income tax purposes is $4,464,891,270.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

THRIVENT FINANCIAL SECURITIES LENDING TRUST
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2007 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Additional information — The Fund’s Policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

7

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2007	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: March 29, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer